Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of mortgage bonds per currency - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Mortgage bonds in UF [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of mortgage bonds per currency [Line Items]
Issued debt instruments	$ 84,335	$ 89,924
Total mortgage bonds [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of mortgage bonds per currency [Line Items]
Issued debt instruments	84,335	89,924
Subordinated bonds denominated in USD [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of mortgage bonds per currency [Line Items]
Issued debt instruments	202,634
Subordinated bonds denominated in UF [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of mortgage bonds per currency [Line Items]
Issued debt instruments	1,154,905	818,084
Total subordinated bonds [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of mortgage bonds per currency [Line Items]
Issued debt instruments	$ 1,357,539	$ 818,084